As filed with the Securities and Exchange Commission on June 4, 2013

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08977

Genworth Financial Asset Management Funds

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich

Genworth Financial Wealth Management, Inc.

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523-3967

(Name and address of agent for service)

800-238-0810

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period: October 1, 2012, through March 31, 2013

Item 1. Reports to Stockholders.

GENWORTH

FINANCIAL

CONTRA FUND

SEMI-ANNUAL REPORT  |  MARCH 31, 2013

Genworth Financial Asset

Management Funds

NOT FDIC INSURED | NOT BANK GUARANTEED | MAY LOSE VALUE

WHAT’S INSIDE

LETTER FROM THE PRESIDENT

Contra Fund Report for the Six-Month Period Ended March 31, 2013

Enclosed is the semi-annual report for the Genworth Financial Contra Fund (the “Fund” or “Contra Fund”) for the six-month period ended March 31, 2013. This letter reviews the objective and strategy of the Fund, what we believe to be the period’s market conditions, and the Fund’s performance over the last six months.

Contra Fund Objective and Strategy

The Contra Fund seeks to provide protection against severe and sustained declines in the value of the equity allocation of certain assets managed by Genworth Financial Wealth Management, Inc. (“GFWM”) for its private advisory clients. As the Fund’s investment advisor, GFWM analyzes various mutual funds, as well as securities owned by certain of its private advisory clients, and performs a statistical analysis of the return characteristics of these securities at the individual-security and/or portfolio level. This periodic analysis may include a review of historic holdings or recommendations for client accounts.

Based on this analysis, as well as current market factors, GFWM periodically uses its judgment and discretion in creating a composite hedging benchmark, which it calls the Equity Hedging Benchmark (the “Hedging Benchmark”), in an attempt to identify a hedge for the equity market risk of certain assets owned by Fund shareholders. In order to reduce the cost of the hedge GFWM may, and sometimes will, include Hedging Benchmark positions which by themselves would have a long equity market bias. GFWM instructs Credit Suisse Asset Management, LLC (“CSAM”), the Fund’s sub-advisor, of the nature, timing and performance expectations related to and associated with the Hedging Benchmark. CSAM then uses a quantitative and qualitative investment process to select investments designed to deliver Fund performance that tracks, within prescribed bounds, the performance of the Hedging Benchmark positions. In pursuing the Fund’s objectives, CSAM, in its discretion, may increase or decrease the level of downside protection provided by the Fund, relative to the Hedging Benchmark, including potentially adjusting the long-bias positions identified in the Hedging Benchmark. The value of your investment in the Fund generally will decrease when the broad-based equity market appreciates, is unchanged or experiences a modest decrease. Conversely, when the value of the broad-based equity market experiences a severe and sustained decline, the value of your investment in the Fund generally will increase.

The Contra Fund is designed for use in GFWM’s Actively Managed Protection (“AMP”) service for private advisory clients. This service is closed to new advisory clients effective March 31, 2013. The AMP service currently allocates a portion of the account of each AMP client to the purchase of Contra Fund shares. This allocation may significantly change over any investment period. The Contra Fund is not publicly available nor is it intended to serve as a complete, stand-alone investment program.

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Market Overview

The US stock market began the reporting period with a slight -0.4% loss for the fourth quarter of 2012, with the S&P 500® Index having bounced back late in the quarter from fiscal-cliff-induced doldrums. International stocks outpaced the S&P 500® during the fourth quarter as the developed market MSCI EAFE® Index returned 6.6%. Supported by a political compromise and additional signs of a US economy on the mend, the S&P 500® then produced to a 10.6% gain for the quarter ending March 31, 2013.The MSCI EAFE® Index delivered a 5.2% first quarter 2013 gain, a result significantly lowered by the weakness of index currencies relative to the US dollar.

Broad bond market returns, as represented by the Barclays US Aggregate Bond Index, were muted over the past two quarters. Performance came in relatively flat with a 0.2% gain in the fourth quarter of 2012 and a loss of -0.12% in the first quarter of 2013.

Fund Performance and Overview

For the six-month period ended March 31, 2013, the Contra Fund’s performance was -95.19%. Over the same period, the S&P 500® Index posted a gain of 10.19%% and the Russell 2000® Index gained 14.48%.

The primary strategy implemented for the Fund each quarter involved the purchase of put options on the S&P 500® Index and Russell 2000® Index. The goal of this strategy is to provide protection against severe and sustained declines in the equity market. Whether the Fund experiences gains or losses largely hinges on the performance of the put options. Put options may perform well during sharp market declines, but will generally lose significant value in flat or rising markets.

It is important to note that the experience of an individual shareholder may be vastly different from these quarterly Fund performance calculations. As noted earlier, the Fund is designed to be used dynamically as part of GFWM’s AMP service. During any period, allocations to the Fund by this service may vary considerably, and, therefore, the actual impact of holding shares of the Fund on a client’s account may also vary considerably from the absolute performance of the Fund.

Based on its current structure, we would anticipate that the value of the Fund would only appreciate if the equity market experiences severe and sustained declines. This performance is consistent with the Fund’s objective and its role in the various GFWM-managed solutions in which it is used.

Thank you for your investment in the Genworth Financial Contra Fund. We look forward to continuing to serve your investment needs in the future.

Sincerely,

Carrie E. Hansen

President, Genworth Financial Contra Fund

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The Genworth Financial Wealth Management platform provides fee-based investment advisory programs. Investors are advised to refer to the appropriate Disclosure Brochure, which can be obtained from your financial advisor, for a full description of services provided, including all applicable fees.

Genworth Financial Wealth Management, Inc. is an investment advisor registered with the Securities and Exchange Commission. Genworth Financial Wealth Management and Capital Brokerage Corporation are wholly owned subsidiaries of Genworth Financial, Inc.

Index Definitions

The S&P 500® Index is a market-capitalization-weighted index of 500 widely held common stocks.

Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index, and represents approximately 10% of the total market capitalization of the Russell 3000 Index.

The Barclays Capital US Aggregate Bond Index is a broad-based index that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABSs, and CMBs.

The Morgan Stanley Capital International (MSCI) EAFE® Index is a free float-adjusted market Capitalization weighted index that is designed to measure developed market equity performance, excluding the US and Canada.

For the S&P 500 Index® and Russell 2000® Index, the closing values of their Total Return index results for the end of each quarter are used as the basis of performance calculation.

All index returns are sourced from Morningstar. It is not possible to make an investment in any index.

Disclosures

For the Contra Fund, the Net Asset Value of a single share at the end of each quarter is used as the basis of performance calculation.

It is not possible to make an investment in any index. Past performance is not indicative of future results.

Investments in the Fund will fluctuate and, when redeemed, may be worth more or less than originally invested.

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Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money. The prospectus is available upon request, without charge, by calling 1-888-278-5809.

FX2013-0528-0249

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Fund at a Glance (unaudited)

Investment Breakdown*

March 31, 2013

*	As a percentage of total investments. Please note that Fund holdings are subject to change.

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2012, and held for the six months ended March 31, 2013.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(2)
Genworth Financial Contra Fund	$1,000.00	$48.10	1.75%	$4.57
(1)	For the six months ended March 31, 2013.

(2)	Expenses (net of waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(2)
Genworth Financial Contra Fund	$1,000.00	$1,016.21	1.75%	$8.80
(1)	For the six months ended March 31, 2013.

(2)	Expenses (net of waiver) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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Schedule of Investments (unaudited)	March 31, 2013

CONTRACTS		VALUE
PURCHASED OPTIONS* — 107.36%
	Russell 2000 Index
100	Put Expiration: June, 2013, Exercise Price: $900	$148,500
300	Put Expiration: June, 2013, Exercise Price: $920	597,000
	S&P 500 Index
200	Put Expiration: June, 2013, Exercise Price: $1,475	299,000
900	Put Expiration: June, 2013, Exercise Price: $1,500	1,732,500
	TOTAL PURCHASED OPTIONS (Cost $3,912,000)	2,777,000
SHARES
SHORT TERM INVESTMENTS — 8.76%
Money Market Funds — 8.76%
226,501	Goldman Sachs Financial Square Funds-Government Fund, 0.02%**	226,501
	TOTAL SHORT TERM INVESTMENTS (Cost $226,501)	226,501
	TOTAL INVESTMENTS — 116.12% (Cost $4,138,501***)	3,003,501
	Liabilities in Excess of Other Assets — (16.12)%	(416,892)
	TOTAL NET ASSETS — 100.00%	$2,586,609
*	All options are exchange-traded options and are executed through the Chicago Board Options Exchange.
**	Rate listed is 7-day yield.
***	Aggregate cost for Federal income tax purposes is $3,003,501.

Percentages are stated as a percent of net assets.

Schedule of Options Written (unaudited)	March 31, 2013

CONTRACTS		VALUE
WRITTEN OPTIONS*
	Russell 2000 Index
300	Put Expiration: June, 2013, Exercise Price: $790	$89,250
	S&P 500 Index
900	Put Expiration: June, 2013, Exercise Price: $1,325	315,000
	TOTAL WRITTEN OPTIONS (Premiums Received $615,600)	$404,250
*	All options are exchange-traded options and are executed through the Chicago Board Options Exchange.

See Notes to Financial Statements.

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Statement of Assets and Liabilities (unaudited)	March 31, 2013

ASSETS:
Investments, at value (Cost $4,138,501)	$3,003,501
Income receivable	5
Receivable from Investment Advisor	33,166
Receivable for fund shares sold	51
Prepaid expenses	22,886
Total Assets	3,059,609
LIABILITIES:
Options written, at value (Cost $615,600)	404,250
Payable for fund shares redeemed	15,585
Accrued administration, accounting and shareholder servicing fees	13,750
Other accrued expenses	39,415
Total Liabilities	473,000
Total Net Assets	$2,586,609
NET ASSETS CONSIST OF:
Capital stock	$487,414,686
Accumulated undistributed net investment loss	(82,873)
Accumulated undistributed net realized loss	(483,821,554)
Net unrealized depreciation on investments	(923,650)
Total Net Assets	$2,586,609
Shares Outstanding (unlimited shares of no par value authorized)	19,300
Net Asset Value, Per Share	$134.02

See Notes to Financial Statements.

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Statement of Operations (unaudited)	For the Six Months Ended March 31, 2013

INVESTMENT INCOME:
Interest income	$84
Total investment income	84
EXPENSES:
Legal fees	63,676
Administration, accounting and shareholder servicing fees	45,380
Trustees’ fees and expenses	26,402
Reports to shareholders	20,772
Federal and state registration fees	17,084
Audit and tax fees	15,652
Management fees	14,685
Insurance fees	6,474
Custody fees	2,718
Compliance fees	2,366
Total expenses before reimbursements	215,209
Expense reimbursements (See Note 2)	(193,793)
Net Expenses	21,416
Net Investment Loss	(21,332)
REALIZED AND UNREALIZED LOSS:
Net realized loss on investments	(4,248,900)
Change in unrealized depreciation on investments	(309,850)
Net realized and unrealized loss on investments	(4,558,750)
Net Decrease in Net Assets Resulting From Operations	$(4,580,082)

See Notes to Financial Statements.

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Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
OPERATIONS:
Net investment loss	$(21,332)	$(294,527)
Net realized loss on investments	(4,248,900)	(59,140,364)
Net change in unrealized depreciation on investments	(309,850)	(29,380,071)
Net decrease in net assets resulting from operations	(4,580,082)	(88,814,962)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,412,807	71,398,598
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(690,431)	(93,770,248)
Net increase (decrease) in capital share transactions	3,722,376	(22,371,650)
Total Decrease in Net Assets	(857,706)	(111,186,612)
NET ASSETS:
Beginning of year	3,444,315	114,630,927
End of year (including undistributed net investment loss of ($82,873) and ($61,541), respectively)	$2,586,609	$3,444,315

See Notes to Financial Statements.

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Financial Highlights

For a Fund share outstanding throughout each year

GENWORTH FINANCIAL CONTRA FUND(1)

	Six Months Ended 2013 (unaudited)(2)		Year Ended
			2012	2011(3)	2010(4)	2009	2008(5)
Net Asset Value:
Beginning of year	$2,785.00		$1,123,215	$39,757,500	$6,875,000,000	$685,125,000,000	$2,900,000,000,000
Operations:
Net investment loss	(22.66)		(1,210)	(4,670)	(1,040,180,000)	(3,500,000,000)	(40,750,000,000)
Net realized and unrealized loss on investment securities	(2,628.32)		(1,119,220)	(38,629,615)	(5,795,062,500)	(674,750,000,000)	(2,174,125,000,000)
Total from Operations	(2,650.98)		(1,120,430)	(38,634,285)	(6,835,242,500)	(678,250,000,000)	(2,214,875,000,000)
Net Asset Value:
End of year	$134.02		$2,785	$1,123,215	$39,757,500	$6,875,000,000	$685,125,000,000
Total Return	-95.19	%(6)	-99.75%	-97.17%	-99.42%	-99.00%	-76.38%
Supplemental Data and Ratios
Net assets; end of year (000’s)	$2,587		$3,444	$114,631	$36,261	$25,501	$69,484
Ratio of net expenses to average net assets	1.75	%(7)	1.75%	1.75%	1.75%	1.41%	1.59%
Ratio of expenses before expense reimbursement	17.63	%(7)	3.37%	2.95%	2.60%	1.61%	1.72%
Ratio of net investment loss to average net assets	-1.75	%(7)	-1.75%	-1.74%	-1.74%	-1.36%	-1.08%
Portfolio turnover rate	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	During the period ended March 31, 2013, the Fund effected the following reverse stock split: February 22, 2013, 1 for 500. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(3)	During the year ended September 30, 2011, the Fund effected the following reverse stock split: May 20, 2011, 1 for 500. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(4)	During the year ended September 30, 2010, the Fund effected the following reverse stock splits: October 16, 2009, 1 for 100 and April 16, 2010, 1 for 500. All historical per share information has been retroactively adjusted to reflect these reverse stock splits.
(5)	During the year ended September 30, 2008, the Fund effected the following reverse stock split: May 19, 2008, 1 for 100. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Genworth Financial Contra Fund (“Contra Fund” or “Fund”), a separate series of the Genworth Financial Asset Management Funds (“Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The Fund seeks to provide protection against declines in the value of the equity allocation of certain assets managed by GFWM for its private advisory clients. The Fund is used by Genworth Financial Wealth Management, Inc. (“GFWM”) within an asset allocation program to provide some measure of downside protection in the event that client assets sensitive to movements in the equity markets are exposed to the loss of significant value as a result of a severe and sustained decline in the broad-based equity market. Because of the Fund’s objective, an investment in the Fund may be subject to greater volatility than typically is the case with many mutual funds. The Fund is available only to certain private advisory clients of GFWM, and represents only a small portion of clients’ overall portfolios. The Contra Fund is not publicly available nor is it intended to serve as a complete, stand-alone investment program.

The following is a summary of the significant accounting policies consistently followed by the Fund which are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities listed on a U.S. securities exchange (including securities traded through the NASDAQ) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sale (or in the case of a NASDAQ quoted security, at the NASDAQ official closing price “NOCP”), as of the time the valuation is made or, in the absence of sales, at the mean between the bid and asked quotations. If there are no such quotations, the value of these securities will be taken to be the lowest

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Notes to Financial Statements (unaudited) (continued)

bid quotation (or sale bid, if only one bid is received) on the exchange or market. Options and futures contracts purchased and held by the Fund are valued at the close of the securities or commodities exchanges on which they are traded (typically 4:15 P.M. Eastern time). Stock index options will be valued at the mean between the last bid and asked quotations at the close of the securities exchanges on which they are traded. The Fund values its securities and other holdings based on market quotations. However, where market quotations are not readily available or are believed not to reflect market value at the close of the securities or commodities exchanges on which they are traded, fair value is determined in good faith using consistently applied procedures established by the Valuation Committee (whose members have been approved by the Fund’s Board of Trustees). The effect of valuing Fund holdings at fair value may be that the price determined might be different than the price that would be determined using market quotations or another methodology and may not reflect the price at which the Fund could sell the asset. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Valuation Committee determines that using this method would not represent fair value.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

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Notes to Financial Statements (unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Purchased Options	$2,777,000	$—	$—	$2,777,000
Short Term Investments	226,501	—	—	226,501
Total Investments in Securities	$3,003,501	$—	$—	$3,003,501
Other Financial Instruments*
Written Options	$404,250	$—	$—	$404,250
*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are reflected at value.

There were no transfers into or out of Levels 1, 2, or 3 during the period. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards in order to enable investors to understand how and why the Trust uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Trust’s results of operations and financial position.

The Contra Fund uses exchange-traded stock index options to provide protection against severe and sustained declines in the value of the equity allocation of certain assets managed by GFWM for its private advisory clients. As the Fund’s investment advisor, GFWM analyzes various mutual funds and securities owned by certain of its private advisory clients and performs a statistical analysis of the return characteristics of these securities at the individual security and/or portfolio level. This periodic analysis may include a statistical analysis of the performance pattern of the mutual funds and directly held securities.

Based on this analysis, as well as current market factors, GFWM periodically uses its judgment and discretion in creating a composite hedging benchmark, which it calls the Equity Hedging Benchmark (the “Hedging Benchmark”), in an attempt to identify a hedge for the equity market risk of certain assets owned by Fund shareholders. In order to reduce the cost of the hedge GFWM may, and sometimes will, include Hedging Benchmark positions which by themselves would have a long equity market bias. GFWM then instructs the Fund’s

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Notes to Financial Statements (unaudited) (continued)

sub-advisor of the nature, timing, and performance expectations related to and associated with the Hedging Benchmark. The sub-advisor uses a quantitative and qualitative investment process to select investments designed to deliver Fund performance that tracks, within prescribed bounds, the performance of the Hedging Benchmark’s positions. In pursuing the Fund’s objectives, the sub-advisor, at its discretion, may increase or decrease the level of downside protection provided by the Fund, relative to the Hedging Benchmark, including potentially adjusting the long-bias positions identified in the Hedging Benchmark. The value of your investment in the Fund generally will decrease when the broad-based equity market appreciates, is unchanged or experiences a modest decrease. Conversely, when the value of the broad-based equity market experiences a severe and sustained decline, the value of your investment in the Fund generally will increase.

During the period, the Fund held a variety of domestic equity index put options, including both long and short positions. These put option positions were taken for the purpose of managing the Fund’s net sensitivity to changes in the value of the broad equity market, and thus to provide protection for Fund shareholders against periods of sustained and severe downturns in the broad equity market. During the period, episodes of significant equity market volatility increased the cost of the long put options commonly used in the Fund to achieve its fundamental hedging purpose. In reaction to that hedging cost increase, the Fund regularly took short positions in put options with strike prices that were further out-of-the-money than the strike prices of the long put options held in the Fund. This practice helped defray the costs of providing protection against downturns in the broad-based equity market.

Transactions within the Fund may result in significant volatility and the potential for significant loss in Fund value. Options holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration.

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Notes to Financial Statements (unaudited) (continued)

Statement of Assets and Liabilities - Values of Derivative Instruments as of March 31, 2013

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$2,777,000	Options written, at value	$404,250
Total		$2,777,000		$404,250

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2013

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Depreciation on Derivatives Recognized in Income
	Purchased and Written Options		Purchased and Written Options
Equity Contracts	($4,248,900)	Equity Contracts	($309,850)
Total	($4,248,900)	Total	($309,850)

The average monthly value of purchased and written options during the period ended March 31, 2013 were as follows:

Genworth Financial Contra Fund
Purchased Options	$2,234,104
Written Options	$(395,354)

(b) Subsequent Events Evaluation. In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below.

Genworth Holdings, Inc. (formerly named Genworth Financial, Inc.) (“Genworth”), the parent company of: (i) Genworth Financial Wealth Management, Inc. (“GFWM”), the investment advisor of the Fund; and

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Notes to Financial Statements (unaudited) (continued)

(ii) Altegris Advisors, LLC (“Altegris”), sub-advisor of the GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund, has agreed to enter into a transaction (the “Transaction”) whereby private equity funds managed by Aquiline Capital Partners LLC and Genstar Capital, LLC and certain other investors (together the “Buyer”) would acquire GFWM and Altegris. The closing of the Transaction is expected to occur in the second half of 2013 (the “Closing”), provided all of the conditions to the Closing are met. Upon the Closing, GFWM and Altegris will be indirect wholly owned subsidiaries of the Buyer.

(c) Option Contracts. When the Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When an option on an index is exercised, the Fund receives or delivers a cash settlement in the amount of the value of the option exercised.

(d) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund did not invest in any repurchase agreements during the period ended March 31, 2013.

(e) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment polices and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily

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Notes to Financial Statements (unaudited) (continued)

fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. A fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. The Fund did not invest in any futures contracts during the period ended March 31, 2013.

(f) Investment Transactions and Dividend Income. Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of investments are calculated by using the specific identification method.

(g) Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(h) Federal Income Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2012, the Fund decreased undistributed net investment loss by $232,986 and decreased

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Notes to Financial Statements (unaudited) (continued)

additional paid-in capital by $232,986 due to certain permanent book and tax differences.

2.	Management Agreement, Administration Agreement, and Other Transactions

GFWM acts as the Fund’s investment manager. The Fund pays GFWM a management fee calculated at an annual rate of 1.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. GFWM has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, interest, brokerage fees, securities lending expense offset amounts, acquired fund fees and expenses, and non-routine expenses) do not exceed 1.75% of average daily net assets through January 31, 2014. During the period ended March 31, 2013, GFWM reimbursed $193,793 of management fees and other expenses to the Fund, pursuant to the Fund’s current expense limitation agreement. After taking these waivers and expense reimbursements into account, the Fund’s annual operating expenses were 1.75% of average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow GFWM to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that GFWM shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the amount was waived or reimbursed. Waived expenses subject to potential recovery are as follows:

Year of Expiration	9/30/2016	09/30/2015	09/30/2014	09/30/2013
Amount	$193,793	$272,761	$373,024	$298,615

U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A. (“USB”), an affiliate of USBFS, provide administrative, accounting, transfer agency, shareholder servicing, dividend disbursing services and custody services to the Fund. For these services, besides custody, USBFS receives an annual fee, paid monthly, from the Fund. USB receives an annual fee, paid monthly, from the Fund for the custody services provided. Fees earned by USBFS and USB for the period ended March 31, 2013 can be found under the caption “Administration, accounting, and shareholder servicing fees” and “Custody fees” in the Statement of Operations.

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Notes to Financial Statements (unaudited) (continued)

GFWM has entered into a sub-advisory agreement with Credit Suisse Asset Management, LLC (“CSAM”). Pursuant to the sub-advisory agreement, CSAM is responsible for the day-to-day portfolio operations and investment decisions of the Fund. GFWM, not the Fund, pays CSAM a sub-advisory fee of 0.85% of the Fund’s average daily net assets.

Capital Brokerage Corporation acts as the Fund’s distributor and is an affiliate of GFWM and the Genworth Financial Contra Fund.

3.	Reverse Stock Split

During the period ended March 31, 2013, the Fund’s shares were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate net asset value. All historical per share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse stock split effected on February 22, 2013:

Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
2/22/13	1 for 500	$0.47	$235.00	706,113	1,412

During the year ended September 30, 2012, there were no reverse stock splits.

4.	Capital Shares

The Trust’s Declaration of Trust authorizes the Board of Trustees to issue shares without limitation as to numbers and without par value.

Transactions in shares of the Fund were as follows:

	Period Ended March 31, 2013	Year Ended September 30, 2012
Beginning Shares	618,368	51,028
Shares sold	264,373	781,324
Shares redeemed	(158,740)	(213,984)
Net share reduction due to 1 for 500 reverse stock split	(704,701)	—
Ending Shares	19,300	618,368

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Notes to Financial Statements (unaudited) (continued)

5.	Option Contracts Written

The premium amount and number of option contracts written during the period ended March 31, 2013 were as follows:

	Amount of Premiums	Number of Contracts
Outstanding at 09/30/12	$1,448,000	1,000
Options written	1,699,800	2,100
Options expired	—	—
Options exercised	—	—
Options closed	(2,532,200)	(1,900)
Outstanding at 03/31/13	$615,600	1,200

6.	Federal Income Tax Information & Distributions to Shareholders

The tax characterization of distributions for the Fund for the fiscal years ended September 30, 2012 and 2011 was as follows:

	Year Ended September 30, 2012	Year Ended September 30, 2011
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	—	—
Total distribution paid	$—	$—

The following information is computed on a tax basis for each item as of September 30, 2012:

Federal tax cost of securities	$4,588,836
Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation	—
Undistributed ordinary income	—
Post-October capital loss	(10,440,835)
Late year ordinary loss*	(61,541)
Other accumulated loss	(469,745,619)
Total accumulated deficit	$(480,247,995)
*	The qualified late year ordinary loss is the excess of the sum of the specified losses attributable to the portion of the taxable year after October 31, and the ordinary losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31.

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Notes to Financial Statements (unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. The Act required that post-enactment net capital losses be used before pre-enactment net capital losses. As a result, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized.

As of March 31, 2013, the Fund had the following pre-enactment and post-enactment capital loss carryforwards for federal income tax purposes:

	Amount	Expires September 30,
	$94,073,472	2013
	36,133,024	2014
	50,953,953	2015
	71,382,038	2016
	—	2017
	24,873,270	2018
	114,250,262	2019
Short Term Capital Loss Carryover	31,231,840	Indefinite
Long Term Capital Loss Carryover	46,847,760	Indefinite

To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. Utilization of the carryforwards will happen only if there are gains in the future, which would require severe and sustained declines in the performance of the broad-based equity markets.

The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Trust’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.

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Notes to Financial Statements (unaudited) (continued)

7.	Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Additional Information (unaudited)

1.	Disclosure Regarding Fund Trustees and Officers

Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling GFWM at 1-888-278-5809.

Name, Address, and Year of Birth	Postion(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees:
John A. Fibiger c/o Genworth Financial Asset Management Funds (“GFAM Funds”) 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1932	Lead Independent Trustee Trustee	Since 2010 Since 2004	Retired.	10	Trustee, GPS Funds II; Director, Fidelity Life Assocation (life insurance company); Director, Members Mutual Holding Co.; Member, Executive Committee, Austin Symphony Orchestra Board of Directors; Life Trustee, Museum of Science, Boston, Massachusetts.
Dwight M. Jaffee c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1943	Trustee	Since 2004	Willis H. Booth Professorship of Banking and Finance II, Walter A. Haas School of Business, University of California, Berkeley (1998 to present).	1	Co-Chairman, Fisher Center for Real Estate & Urban Economics, University of California, Berkeley; Member, Academic Advisory Board, Fitch Ratings.
Douglas A. Paul c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1947	Trustee	Since 2004	Independent Consultant (2002 to present).	1	Independent Director, Capital Bank and Trust Company, a federal savings bank affiliated with The Capital Group Companies, Inc.

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Additional Information (unaudited) (continued)

Name, Address, and Year of Birth	Postion(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee:
Gurinder S. Ahluwalia** c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1965	Trustee and Chairman	Since 2005	President and CEO, GFWM (2009 to present); Co-Chairman, GFWM (2008 to 2009); Vice Chairman, AssetMark Investment Services, Inc. (2006 to 2008); President and Chairman, Genworth Financial Asset Management (2004 to 2008).	10	Trustee, GPS Funds II; Director, Genworth Financial Trust Company; Altegris Investment, Inc.; Altegris Portfolio Management, Inc.;
(d/b/a Altegris Funds); Ensaaf (nonprofit organization); Quantivus Consulting, Inc.; Financial Advisors Inc.
*	Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
**	Mr. Ahluwalia is a trustee who is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of GFWM and certain of its affiliates.

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Additional Information (unaudited) (continued)

Name, Address, and Year of Birth	Postion(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers:
Carrie E. Hansen c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1970	President	Since 2008	President, GPS Funds I (2007 to present), GPS Funds II (2011 to present) and Genworth Variable Insurance Trust (“GVIT”) (2008 to 2012); Senior Vice President and Chief Operations Officer, GFWM (2008 to present); Chairman, Genworth Financial Trust Company (2008 to present); Senior Vice President and Managing Director, GPS Funds I (2007 to 2008); Treasurer and Chief Compliance Officer, GFAM (2007 to 2008); Chief Compliance Officer, GPS Funds I (2005 to 2008); Treasurer, GPS Funds I (2001 to 2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly AssetMark Investment Services, Inc. (2004 to 2007).
John Koval c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1966	Chief Compliance Officer and AML Compliance Officer	Since 2012	Senior Compliance Officer, Genworth Financial Wealth Management (2011 to present); Chief Operating Officer, SEAL Capital, Inc. (2009 to 2010); Chief Compliance Officer, Cliffwood Partners LLC (2004 to 2009).
Robert J. Bannon c/o GFAM Funds 16501 Ventura Boulevard Suite 201 Encino, CA 91436 Year of Birth: 1957	Vice President and Chief Risk Officer	Since 2010	Vice President and Chief Risk Officer, GPS Funds I (2010 to present), GPS Funds II (2011 to present) and GVIT (2010 to 2012); Senior Vice President and Chief Risk Officer, GFWM (2007 to present).
Starr E. Frohlich c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1972	Vice President and Treasurer	Since 2010	Vice President and Treasurer, GPS Funds I (2010 to present), GPS Funds II (2011 to present) and GVIT (2010 to 2012); Director of Fund Administration, GFWM (2010 to present); Vice President, U.S. Bancorp Fund Services, LLC (1997 to 2010).
Simi K. Gill c/o GFAM Funds 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1973	Secretary	Since 2010	Assistant Director of Fund Administration, GFWM (2011 to present); Deputy Chief Compliance Officer, GFAM Funds (2009 to 2011); Senior Compliance Officer, GFWM (2007 to 2011).

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Additional Information (unaudited) (continued)

Name, Address, and Year of Birth	Postion(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
Regina M. Fink c/o GFAM Funds 16501 Ventura Boulevard Suite 201 Encino, CA 91436 Year of Birth: 1956	Assistant Secretary	Since 2009	Vice President, Senior Counsel and Secretary, GFWM (2008 to present); Vice President, Senior Counsel and Secretary, GFAM (2002 to 2008).

2.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to the Fund’s portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

3.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-888-278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, D.C. 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

4.	Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreement (Unaudited)

At a meeting held on December 12, 2012 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Genworth Financial Asset Management Funds (the “Trust”) conducted its annual review and consideration of the renewal of the investment advisory agreement between Genworth Financial Wealth

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Additional Information (unaudited) (continued)

Management, Inc. (“GFWM”) and the Trust, on behalf of the Genworth Financial Contra Fund (the “Fund”) (the “Advisory Agreement”). Additionally, the Board considered the renewal of the investment sub-advisory agreement between Credit Suisse Asset Management, LLC (“CSAM”) and GFWM, on behalf of the Fund (the “Sub-Advisory Agreement”). The Advisory Agreement and Sub-Advisory Agreement are collectively referred to herein as the “Agreements.”

The Board — including a majority of the independent Trustees — determined to approve the continuance of the Agreements. The material factors considered and the conclusions that formed the basis of the Board’s approval of the renewal of the Agreements are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. Prior to considering the approval of the renewal of the Agreements, the Trustees requested, received, and reviewed information relevant to their consideration of the Agreements. The Trustees also received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees. The determination to approve the renewal of the Agreements was based on a comprehensive evaluation of all of the information available to the Trustees and was not the result of any particular information or any single factor. Moreover, each Trustee may have afforded different weight to various information and factors in reaching his conclusions with respect to the renewal of the Agreements.

The Trustees received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees, which included a memorandum detailing the Trustees’ legal duties and obligations in considering the renewal of the Agreements. The independent Trustees also discussed the consideration and approval of the Agreements with their counsel in executive session, at which no representatives of GFWM or CSAM were present.

The Advisory Agreement

Materials Reviewed and the Review Process

Prior to voting to approve the renewal of the Advisory Agreement, the Trustees — assisted by independent legal counsel — specifically requested and were furnished with materials for purposes of their review of the Advisory Agreement. The materials provided to the Board with regard to the Fund related to, among other items: (a) the terms and conditions of the Advisory Agreement;

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Additional Information (unaudited) (continued)

(b) the nature, quality, and scope of the services to be provided to the Fund by GFWM, as well as the schedule of fees to be charged for such services; (c) the investment performance of the Fund; (d) comparative fee information; (e) information regarding GFWM’s personnel, operations, financial position, and business operations; (f) information regarding GFWM’s brokerage and compliance practices; and (g) other information relevant to the approval of the Advisory Agreement.

Additionally, during the course of the year, the Trustees received a variety of materials relating to the services provided by GFWM to the Fund, including: (a) reports on the Fund’s investment performance; (b) compliance reports; and (c) other information relating to the nature, extent, and quality of services provided by GFWM to the Fund.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve the Advisory Agreement. Some of these factors and conclusions are described below.

Nature, Extent, and Quality of Services Provided

With respect to the nature, extent, and quality of the services that GFWM provides to the Fund, the Board considered the size, education, experience, commitment, and skill of the GFWM staff that provides various services to the Fund, including investment professionals and operational and compliance personnel. The Trustees considered the ability of GFWM to attract and retain capable personnel. The Trustees evaluated GFWM’s processes, including policies and procedures designed to ensure compliance with investment objectives and policies of the Fund. The Board also considered GFWM’s capabilities in providing administrative and compliance services needed to support the management of the Fund and the oversight of CSAM. Furthermore, the Trustees discussed GFWM’s role within the Genworth Financial organization.

Based on the factors described above, among others, and the information provided to the Board in advance of the Meeting and throughout the year, the Trustees concluded that they were satisfied with the nature, extent, and quality

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Additional Information (unaudited) (continued)

of the services to be provided by GFWM to the Fund, which will continue to be provided to the Fund and its shareholders.

Investment Performance of the Fund

The Board considered the Fund’s long- and short-term performance and compliance with the Fund’s investment objective. In light of the Fund’s unique investment objective and design, an appropriate peer group has not been identified for the Fund. Therefore, the Trustees reviewed not only the performance results of the Fund but also reviewed the performance of market indices and considered the performance results of the GFWM advisory services that included Fund allocations with the performance results of the GFWM advisory services that did not include allocations to the Fund. The Trustees considered the Fund’s investment performance relative to its benchmark.

The Trustees considered that they had reviewed the Fund’s performance, including the primary contributors to and detractors from performance, with GFWM and concluded that GFWM’s performance record in managing the Fund demonstrates that its continued management of the Fund, directly or through CSAM, will benefit the Fund and its shareholders.

Advisory Fees and Total Expenses

The Board considered a detailed analysis of the Fund’s fees and expenses. The Trustees reviewed Lipper reports that compared the Fund’s expense ratio and investment advisory fees to industry averages. The Board also considered the inherent limitations of the reports arising from the Fund’s specialized nature, noting that there are few (if any) comparable mutual funds — and none with the Fund’s precise focus — in the Lipper peer group. The Trustees considered these reports together with the benefits to the Fund of being offered through financial professionals using GFWM’s various investment programs. The Trustees concluded that the level of fees paid by the Fund to GFWM is fair and reasonable in relation to the services provided by GFWM to the Fund.

Advisor Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Trustees reviewed and discussed the financial information presented by GFWM, including information relating to the financial stability of GFWM and its historical and anticipated profitability with respect to its management of the

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Additional Information (unaudited) (continued)

Fund. The Trustees discussed the methods used by GFWM to allocate expenses to the Fund under its profitability analysis, and the Trustees considered the profitability of GFWM with respect to the Fund under this methodology.

The Trustees also considered the costs incurred by GFWM in performing services for the Fund. The Trustees contemplated the appropriateness of the allocation methodology used to determine profitability; the absence of profits realized by GFWM from the fees paid by the Fund; the entrepreneurial efforts of GFWM in creating, developing, and managing the Fund; the non-fund business benefits realized by GFWM attributable to the Fund’s business; and the comparison of GFWM’s profitability with available industry data. The Trustees considered GFWM’s agreement to waive advisory fees received from the Fund and/or pay Fund expenses to the extent necessary to ensure that the Fund’s overall expenses do not exceed certain levels.

The Trustees also considered the benefits that accrue to GFWM or its affiliates as a result of GFWM’s relationship with the Fund, including the attractiveness to investors of using GFWM’s investment programs that use the Fund. Additionally, the Trustees considered the anticipated lack of asset growth and its potential impact on the Fund’s expenses and other information that might suggest that the potential for realizing economies of scale that could be shared with Fund shareholders was unlikely.

The Trustees concluded, in light of the foregoing factors, that GFWM’s profitability is reasonable.

Conclusions

Based on its evaluation of the relevant factors, the Board — including a majority of the independent Trustees — concluded that all the factors above supported a determination to renew the Advisory Agreement between the Fund and GFWM for an additional year. The Board also concluded that the advisory fee is reasonable and that the renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

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Additional Information (unaudited) (continued)

The Sub-Advisory Agreement

Materials Reviewed and the Review Process

Assisted by independent legal counsel, the Trustees specifically requested and were furnished with materials for purposes of their review of the Sub-Advisory Agreement. The materials provided to the Board related to, among other items: (a) the terms and conditions of the Sub-Advisory Agreement; (b) the nature, quality, and scope of the services provided by CSAM as well as the schedule of fees charged for such services; (c) the investment performance of the Fund; (d) comparative fee information; (e) information regarding CSAM’s personnel, operations, financial position, and business operations; (f) information regarding CSAM’s brokerage and compliance practices and its compliance program; and (g) other information relevant to the approval of the Sub-Advisory Agreement.

Additionally, during the course of the year, the Trustees received a variety of materials relating to the services provided by CSAM to the Fund, including: (a) reports on the Fund’s investment performance; (b) compliance reports; and (c) other information relating to the nature, extent, and quality of services provided by CSAM to the Fund.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve the Sub-Advisory Agreement. Some of these factors and conclusions are described below.

Nature, Extent, and Quality of Services Provided

The Trustees considered CSAM’s investment management process, including the experience, capabilities, and skill of CSAM’s management, investment professionals, and other personnel who provide sub-advisory services to the Fund, including investment professionals and operational and compliance personnel. The Trustees also addressed CSAM’s investment approach and level of expertise in trading and investing in the types of instruments in which the Fund invests and considered detailed biographical information regarding the portfolio managers and other investment professionals that manage the day-to-day investment of the Fund’s portfolio. Moreover, the Trustees considered the financial position of CSAM; the quality and commitment of CSAM’s regulatory and compliance policies, procedures, and systems; and CSAM’s brokerage and trading policies.

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Additional Information (unaudited) (continued)

Based on the factors described above, among others, and the information provided to the Board both in advance of the Meeting and throughout the year, the Trustees concluded that the nature, extent, and quality of the services to be provided by CSAM to the Fund would likely continue to benefit the Fund and its shareholders.

Investment Performance of the Fund

In addressing the performance of the Fund, the Trustees referred to their above-noted discussions concerning continuation of the Advisory Agreement. The Trustees evaluated and considered the Fund’s long- and short-term performance as compared to the performance of certain market indices and to the benchmark instructions provided by GFWM. The Trustees also compared the performance results of the GFWM advisory services that included Fund allocations with the performance results of the GFWM advisory services that did not include allocations to the Fund. The Trustees considered whether CSAM operated within the Fund’s investment objective and style and considered its record of compliance with applicable investment restrictions.

The Trustees concluded that the nature, extent, and quality of the services provided by CSAM has benefited – and will continue to benefit – the Fund and its shareholders and that these factors supported the Board’s determination to approve the Sub-Advisory Agreement.

Sub-Advisory Fees, Levels of Profits, Economies of Scale and Ancillary Benefits

The Trustees considered the fee paid to CSAM by GFWM and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. The Trustees did not consider the profitability of CSAM to be a material factor based on representations from GFWM that it negotiates the sub-advisory fee with CSAM on an arm’s length basis. The Trustees reviewed the financial information relating to CSAM and considered the value of the work and resources provided by CSAM in relation to the fees that CSAM receives. The Trustees also discussed any benefits that CSAM may receive as a result of its relationship with the Fund.

The Trustees considered that CSAM is paid by GFWM based on a percentage of Fund assets. The Trustees also considered the anticipated lack of asset growth and its potential impact on CSAM’s fees and other information that might

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Additional Information (unaudited) (continued)

suggest that the potential for realizing economies of scale that could be shared with Fund shareholders was unlikely.

The Trustees concluded that the fees to be paid to CSAM by GFWM are reasonable in light of the services performed for the Fund by CSAM, and that the economies of scale being realized by CSAM, if any, do not mandate the implementation of changes in the fee structure of the Fund at this time.

Conclusions

Based on its evaluation of the relevant factors, the Board — including a majority of the independent Trustees — concluded to approve the renewal of the Sub-Advisory Agreement with CSAM. The Board also concluded that the sub-advisory fee paid to CSAM is reasonable and that the renewal of the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders. No single factor was determinative to the decision of the Trustees.

35       Genworth Financial Asset Management Funds      |      2013 Semi-Annual Report

Genworth Financial Asset Management Funds

Genworth Financial Contra Fund

The Fund is a separate investment fund of the Genworth Financial Asset Management Funds, a Delaware statutory trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of the shareholders of the Genworth Financial Asset Management Funds — Genworth Financial Contra Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus.

DISTRIBUTOR

Capital Brokerage Corporation (dba Genworth Financial Brokerage Corporation in Indiana) 6620 West Broad Street Building 2 Richmond, VA 23230 Member FINRA

INVESTMENT ADVISOR Genworth Financial Wealth Management, Inc. 2300 Contra Costa Blvd., Ste. 600 Pleasant Hill, CA 94523

This document must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money.

A Statement of Additional Information, which includes additional information about the Fund’s Trustees, is available, without charge, upon request to Genworth Financial Wealth Management, Inc., at 1-888-278-5809.

CONTRA_SEMI-ANNUAL 033113

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Genworth Financial Asset Management Funds

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	5/28/13

By (Signature and Title)	/s/ Starr E. Frohlich
Starr E. Frohlich, Principal Financial Officer/Treasurer

Date	5/28/13